SEGMENTS. (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Segment Reporting [Abstract]
Schedule of financial date for operating segments

The following tables set forth certain financial data for the Company’s operating segments (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
Net Sales	2019	2018	2019	2018
Production, recorded as gross:
Ethanol/alcohol sales	$212,897	$216,788	$586,680	$670,304
Co-product sales	65,693	73,259	199,177	226,307
Intersegment sales	403	518	1,187	1,531
Total production sales	278,993	290,565	787,044	898,142

Marketing and distribution:
Ethanol/alcohol sales, gross	$86,124	$79,877	$280,032	$282,940
Ethanol/alcohol sales, net	446	483	1,375	1,405
Intersegment sales	2,079	2,201	5,839	6,757
Total marketing and distribution sales	88,649	82,561	287,246	291,102

Intersegment eliminations	(2,482)	(2,719)	(7,026)	(8,288)
Net sales as reported	$365,160	$370,407	$1,067,264	$1,180,956

Cost of goods sold:
Production	$294,888	$295,574	$810,670	$914,638
Marketing and distribution	87,976	73,784	277,545	268,917
Intersegment eliminations	(2,888)	(2,719)	(7,817)	(8,456)
Cost of goods sold as reported	$379,976	$366,639	$1,080,398	$1,175,099

Income (loss) before benefit for income taxes:
Production	$(25,999)	$(15,571)	$(50,682)	$(45,355)
Marketing and distribution	(998)	7,416	4,991	18,095
Corporate activities	(2,076)	(1,149)	(5,833)	(6,708)
	$(29,073)	$(9,304)	$(51,524)	$(33,968)

Depreciation and amortization:
Production	$11,833	$10,040	$35,390	$30,017
Corporate activities	195	177	554	618
	$12,028	$10,217	$35,944	$30,635

Interest expense:
Production	$1,969	$1,692	$5,724	$5,416
Marketing and distribution	929	344	2,291	1,042
Corporate activities	2,265	2,157	6,999	6,417
	$5,163	$4,193	$15,014	$12,875

The following tables set forth certain financial data for the Company's operating segments (in thousands):

	Years Ended December 31,
	2018	2017	2016
Net Sales
Production, recorded as gross:
Ethanol/alcohol sales	$859,815	$845,692	$797,363
Co-product sales	296,686	257,031	248,444
Intersegment sales	1,995	1,898	1,169
Total production sales	1,158,496	1,104,621	1,046,976

Marketing and distribution:
Ethanol/alcohol sales, gross	$357,011	$527,869	$577,347
Ethanol/alcohol sales, net	1,859	1,663	1,604
Intersegment sales	8,773	8,464	8,029
Total marketing and distribution sales	367,643	537,996	586,980

Intersegment eliminations	(10,768)	(10,362)	(9,198)
Net sales as reported	$1,515,371	$1,632,255	$1,624,758

Cost of goods sold:
Production	$1,197,507	$1,101,651	$1,003,679
Marketing and distribution	343,991	535,033	575,920
Intersegment eliminations	(10,963)	(10,360)	(9,199)
Cost of goods sold as reported	$1,530,535	$1,626,324	$1,570,400

Income (loss) before benefit for income taxes:
Production	$(77,833)	$(27,457)	$(6,879)
Marketing and distribution	18,191	(2,463)	4,517
Corporate activities	(8,856)	(8,475)	2,907
	$(68,498)	$(38,395)	$545
Depreciation:
Production	$40,099	$37,637	$34,528
Corporate activities	750	1,014	913
	$40,849	$38,651	$35,441

Interest expense:
Production	$7,116	$5,887	$20,794
Marketing and distribution	1,388	1,271	1,404
Corporate activities	8,628	5,780	208
	$17,132	$12,938	$22,406

Schedule of assets by operating segments

The following table sets forth the Company’s total assets by operating segment (in thousands):

Total assets:	September 30, 2019	December 31, 2018
Production	$527,950	$532,790
Marketing and distribution	108,960	112,984
Corporate assets	15,950	14,117
	$652,860	$659,891

The following table sets forth the Company's total assets by operating segment (in thousands):

	December 31, 2018	December 31, 2017
Total assets:

Production	$532,790	$583,696
Marketing and distribution	112,984	127,242
Corporate assets	14,117	9,358
	$659,891	$720,296